Contract Costs - Additional Information (Details) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Disclosure Of Assets Recognised From Costs To Obtain Or Fulfil Contracts With Customers [Line Items]
Subscription agreement period	3 years
Amortization of subscription period	3 years
Impairment loss	$ 1,496,501	$ 1,100,000